Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
Note 12 - Related Party Transactions

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), a former customer of the Company until September 2010, at which time KTY ceased doing business with the Company. In October 2010, Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar, which had acquired the business of Diamond Sofa. The Company appointed Ms. Lam its president and director on June 30, 2011, and, as of such appointment date, Ms. Lam had no ownership interest in Diamond Sofa or Diamond Bar. The Company acquired all the outstanding capital stock of Diamond Bar on August 31, 2011. During the nine and three months ended September 30, 2012, Diamond Sofa accounted for $0 of the Company’s sales. During the nine and three months ended September 30, 2011, Diamond Bar accounted for $902,638 and $277,056, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $0 and $28,289 at September 30, 2012 and December 31, 2011, respectively.

On August 6, 2011, Diamond Bar leased a warehouse and office in Commerce, California, U.S., under a three-year renewable lease agreement. The warehouse is owned by the spouse of the Company’s president. The monthly rent under this lease is $38,100. Total rental expense for the nine and three months ended September 30, 2012 was $341,000 and $96,000, respectively.

On September 30, 2011, Diamond Bar leased a showroom in High Point, North Carolina from the Company’s president. The lease was for $15,192 and only for use during a furniture exhibition held in October 2011. This lease was renewed for another year for the same rate per exhibition on April 1, 2012.

Note 12 - Related Party Transactions

At December 31, 2011 and 2010, the Company had $0 and $197,776 due to related party, which was an advance for the Company’s operating needs from a shareholder. This $197,776 advance bore no interest, was payable upon demand and was unsecured.

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), a former customer of the Company until September 2010, at which time KTY ceased doing business with the Company. Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar in October 2010, which had acquired the business of Diamond Sofa. The Company appointed Ms. Lam its president and director on June 30, 2011, and, as of such appointment date, Ms. Lam had no ownership interest in Diamond Sofa or Diamond Bar. The Company acquired all the outstanding capital stock of Diamond Bar on August 31, 2011 (see Note 18). During the years ended December 31, 2011 and 2010, Diamond Sofa accounted for the Company’s sales of $0 and $1,154,971, respectively, of the Company’s sales. During the years ended December 31, 2011 and 2010, Diamond Bar accounted for $902,638 (through the acquisition date) and $336,904, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $28,289 and $565,170 at December 31, 2011, and 2010, respectively.

On August 6, 2011, Diamond Bar leased a warehouse and office in California, U.S., under a three-year renewable lease agreement. The warehouse is owned by the spouse of the Company’s president. The monthly rent under this lease was $38,100. Total rental expense since the Company acquired Diamond Bar was $163,300 for year ended December 31, 2011.

On September 30, 2011, Diamond Bar leased a showroom in High Point, North Carolina from the Company’s president. The lease was for $15,192 and only for use during a furniture exhibition held in October 2011. This lease is to be renewed at the beginning of each calendar year.